Expense Example - BlackRock High Yield Portfolio - BlackRock High Yield Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	733
Expense Example, with Redemption, 10 Years	$ 1,726